Other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Other Liabilities

	2020	2019
	RMB million	RMB million
Payable for purchase of property, plant and equipment	3,432	2,070
Civil Aviation Development Fund and airport tax payable	885	1,937
Sales agent deposits	485	592
Other taxes payable	328	426
Deposit received for chartered flights	239	214
Others	2,104	2,002

	7,473	7,241